BMO Prime Money Market Fund
BMO Prime Money Market Fund
Investment Objective:
To provide current income consistent with stability of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BMO Prime Money Market Fund	Class Y	Premier Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BMO Prime Money Market Fund		Class Y	Premier Class
Management Fees		0.15%	0.15%
Distribution (12b-1) Fees		none	none
Other Expenses		0.38%	0.13%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		0.54%	0.29%
Fee Waiver and Expense Reimbursement	[2]	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	0.46%	0.21%
[1]	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.
[2]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.45% for Class Y and 0.20% for Premier Class through December 31, 2018. This expense limitation agreement may not be terminated prior to December 31, 2018 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2018. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example - BMO Prime Money Market Fund - USD ($)	Class Y	Premier Class
1 Year	$ 47	$ 22
3 Years	165	85
5 Years	294	155
10 Years	$ 669	$ 360

Expense Example, No Redemption - BMO Prime Money Market Fund - USD ($)	Class Y	Premier Class
1 Year	$ 47	$ 22
3 Years	165	85
5 Years	294	155
10 Years	$ 669	$ 360

Principal Investment Strategies
The Fund invests in high quality, short-term money market instruments, such as short-term commercial paper, corporate bonds and notes, asset-backed securities, bank instruments, demand and variable rate demand instruments, U.S. government obligations, municipal securities, repurchase agreements, and funding agreements. The Fund may invest in U.S. dollar-denominated instruments issued by foreign governments, corporations and financial institutions. The Fund may invest only in securities which have been determined by the Adviser to present minimal credit risks to the Fund, based on the Adviser’s consideration of a number of factors including, but not limited to, financial condition, sources of liquidity, ability to react to market-wide and issuer- or guarantor-specific events, and positions within the industry and industry strength. The Adviser uses a “bottom-up” approach, which evaluates debt securities of individual companies against the context of broader market factors such as the cyclical trend in interest rates, the shape of the yield curve, and debt security supply factors. In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act), which requires, among other things, the Fund to meet certain requirements as to portfolio diversification, maturity, and liquidity.
Principal Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The Adviser has no legal obligation to provide financial support to the Fund, and you should not expect that the Adviser will provide financial support to the Fund at any time. In addition, the Fund is subject to the following risks.

Asset-Backed Securities Risks. Asset-backed securities are subject to risks of prepayment. The Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. Asset-backed securities may decline in value because of defaults on the underlying obligations.

Bank Instruments Risks. Bank instruments are unsecured interest-bearing deposits with banks, including bank accounts, time deposits, certificates of deposit, and banker’s acceptances. Changes in economic, regulatory, or political conditions or other events that affect the banking industry, may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Fund.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk.

Demand Instruments Risks. The Fund's right to obtain payment at par on a demand instrument upon demand may be negatively impacted by events impacting issuer’s ability to pay the par value that occur between the date the Fund elects to redeem the instrument and the date redemption proceeds are due.

Fees and Gates Risks. The Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, subject to the discretion of the Fund’s Board. If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or impose temporary gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets, the Fund must impose a liquidity fee in the default amount of 1% of the value of shares redeemed unless the Board determines that not doing so is in the best interests of the Fund.

Foreign Securities Risks. Investing in foreign securities may involve additional risks, including political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, the Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.

Government Obligations Risks. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law (such as Fannie Mae or Freddie Mac). As a result, a risk exists that these entities will default on a financial obligation.

Income Risks. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Interest rate changes also are influenced by a number of factors including government policy, inflation expectations, and supply and demand.

Liquidity Risks. Liquidity risk refers to the possibility that the trading market for a particular type of security becomes less liquid or the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. Illiquidity may result from political, economic, or issuer specific events or overall market disruptions. Additionally, significant redemptions by large investors in the Fund could have a material adverse effect on the Fund’s other shareholders and the net asset value could be affected by forced selling during periods of high redemption pressures and/or illiquid markets.

Management Risks. The Adviser’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

Municipal Securities Risks. Municipal bonds are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal securities may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. There is a risk that interest may be taxable on a municipal security that is otherwise expected to produce tax-exempt interest.

Regulatory Changes Risk. The SEC adopted changes to the rules that govern the way in which money market funds are operated which took effect in 2016. These changes: (i) categorized all money market funds as either institutional, retail, or government money market funds; (ii) require funds operating as government money market funds to invest at least 99.5% of their assets in U.S. government securities, repurchase agreements secured thereby or cash; (iii) require institutional funds to operate with a floating net asset value; and (iv) require institutional and retail funds to adopt policies and procedures regarding “liquidity fees” and “redemption gates,” and permit (but not require) government money market funds to do the same. These changes also amended the diversification, stress testing, and disclosure requirements applicable to money market funds. The full effects of the changes on the Fund’s investment strategies, operations, and/or return potential are not yet known.

Sovereign Debt Securities Risks. Sovereign debt securities are subject to risks in addition to those relating to debt securities and foreign securities, including the risk that a governmental entity may be unwilling or unable to meet its obligations due to insufficient cash flow or foreign reserves, the size of the debt service burden, or government monetary policy. In the event of a default on sovereign debt, the Fund also may have limited legal recourse against the defaulting government entity.
Fund Performance
The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an average of money funds with similar objectives and an index of funds with similar investment objectives. Please keep in mind that past performance does not represent how the Fund will perform in the future. Investors may obtain the Fund’s current 7-Day Net Yield or updated performance information at www.bmofundsus.com.
Premier Class—Annual Total Returns (calendar years 2007-2016)

The return for the Premier Class shares of the Fund from January 1, 2017 through September 30, 2017 was 0.62%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	9/30/2007	1.33%
Worst quarter	6/30/2014	0.00%

7-Day Net Yield as of December 31, 2016 was 0.55%.
Average Annual Total Returns through 12/31/16
Average Annual Total Returns - BMO Prime Money Market Fund	1 Year	5 Years	10 Years	Inception Date
Premier Class	0.32%	0.12%	0.98%	Apr. 03, 2000
Class Y	0.08%	0.02%	0.82%	Nov. 23, 1992
MFRA (reflects no deduction for fees, expenses or taxes)	0.11%	0.04%	0.70%
LMMFI (reflects deduction of fees and no deduction for sales charges or taxes)	0.13%	0.04%	0.75%

The iMoneyNet, Inc. Money Fund Report Averages (MFRA) is an average of money funds with investment objectives similar to that of the Fund.

The Lipper Money Market Instrument Funds Index (LMMFI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.